united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 4/30/15

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	COMMON STOCKS - 61.0%
	BANKS - 0.6%
48,953	National Australia Bank Ltd.	$ 1,418,762

	BIOTECHNOLOGY - 0.6%
206,095	PDL BioPharma, Inc.	1,374,654

	CHEMICALS - 1.4%
110,867	CVR Partners LP	1,614,224
1,260,909	Synthos SA	1,650,395
		3,264,619
	COAL - 0.9%
1,095,789	Indo Tambangraya Megah Tbk	1,065,104
204,645	Natural Resource Partners LP	1,043,690
		2,108,794
	COMMERCIAL SERVICES - 1.3%
78,731	RR Donnelley & Sons Co.	1,465,971
52,159	Stonemor Partners LP	1,596,065
		3,062,036
	ELECTRIC - 1.3%
381,981	EDP - Energias de Portugal SA	1,529,806
72,745	GDF Suez	1,484,831
		3,014,637
	ENGINEERING & CONSTRUCTION - 0.7%
36,836	Bouygues SA	1,525,228

	ENTERTAINMENT - 0.6%
910,472	Ladbrokes PLC	1,435,967

	FOOD - 0.6%
1,257,033	Metcash Ltd.	1,312,801

	GAS - 0.7%
41,000	Global Partners LP	1,645,740

	INSURANCE - 1.7%
141,311	Catlin Group Ltd.	1,539,027
160,042	Lancashire Holdings Ltd.	1,574,506
9,000	Swiss Re AG	798,782
		3,912,315
	INVESTMENT COMPANIES - 0.9%
225,704	Chesapeake Granite Washington Trust	1,995,223

	IRON/STEEL - 0.6%
105,086	Kumba Iron Ore Ltd.	1,407,756

	MACHINERY - DIVERSIFIED - 0.6%
46,395	Turk Traktor ve Ziraat Makineleri AS	1,385,572

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	MINING - 0.6%
273,467	Mineral Resources Ltd.	$ 1,401,054

	OFFICE & BUSINESS EQUIPMENT - 0.6%
26,208	Neopost SA	1,262,208

	OIL & GAS - 16.2%
79,206	Alon USA Partners LP	1,548,477
201,625	Atlas Resource Partners LP	1,854,950
240,128	BreitBurn Energy Partners LP	1,572,838
57,674	Calumet Specialty Products Partners LP	1,604,491
63,829	Crescent Point Energy Corp.	1,664,051
72,445	CVR Refining LP	1,560,465
105,421	EV Energy Partners LP	1,854,355
142,927	Legacy Reserves LP	1,848,046
147,334	Linn Co. LLC	1,878,509
126,912	Linn Energy LLC	1,757,731
222,362	LRR Energy LP	1,858,946
87,639	Memorial Production Partners LP	1,570,491
257,134	Mid-Con Energy Partners LP	1,689,370
106,170	Noble Corp. PLC	1,837,803
58,206	Northern Tier Energy LP	1,476,104
209,572	SandRidge Permian Trust	1,747,830
111,083	Seadrill LLC	1,686,240
34,953	Suburban Propane Partners LP	1,560,651
202,858	Surgutneftegaz SP ADR	1,521,435
99,938	Vanguard Natural Resources LLC	1,648,977
282,352	Whiting USA Trust II	1,739,288
53,803	Woodside Petroleum Ltd.	1,486,384
		36,967,432
	OIL & GAS SERVICES - 0.7%
58,138	Exterran Partners LP	1,554,029

	PIPELINES - 0.7%
24,842	NuStar Energy LP	1,668,886

	REAL ESTATE - 3.8%
1,716,363	Argosy Property Ltd.	1,482,873
1,287,210	Capital Property Fund	1,472,869
1,815,363	Fountainhead Property Trust	1,516,902
3,656,319	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,523,008
4,688,497	Shenzhen Investment Ltd.	2,582,811
		8,578,463
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 16.4%
124,222	Artis Real Estate Investment Trust	1,524,976
20,839	Befimmo SCA	1,439,732
614,092	BWP Trust	1,471,443

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 16.4% (Continued)
2,924,000	Cambridge Industrial Trust	$ 1,545,571
423,336	Charter Hall Retail REIT	1,438,133
12,159	Cofinimmo NV/SA	1,341,046
138,125	Crombie Real Estate Investment Trust	1,508,766
22,298	Digital Realty Trust, Inc.	1,413,916
14,678	Fonciere Des Regions	1,389,462
114,011	Franklin Street Properties Corp.	1,346,470
1,386,500	Frasers Commercial Trust	1,580,922
1,664,998	Goodman Property Trust	1,495,528
79,720	H&R Real Estate Investment Trust	1,522,579
44,675	Hospitality Properties Trust	1,343,824
1,463,810	Immobiliare Grande Distribuzione SIIQ SpA	1,440,174
463,482	Investa Office Fund	1,358,977
1,499,401	Kiwi Income Property Trust	1,478,041
1,633,100	Mapletree Logistics Trust	1,516,811
55,904	Mercialys SA	1,387,099
708,858	Novion Property Group	1,380,043
3,960,560	Prosperity REIT	1,476,677
65,551	Senior Housing Properties Trust	1,341,829
2,464,000	Starhill Global REIT	1,628,030
1,078,300	Suntec Real Estate Investment Trust	1,441,208
29,144	Vastned Retail NV	1,422,888
20,963	Wereldhave NV	1,344,883
		37,579,028
	RETAIL - 2.1%
67,192	Ferrellgas Partners LP	1,645,532
227,365	Lewis Group Ltd.	1,645,009
4,774,593	Matahari Putra Prima Tbk PT	1,458,566
		4,749,107
	TELECOMMUNICATIONS - 5.3%
42,449	Belgacom SA	1,585,112
42,572	CenturyLink, Inc.	1,530,889
147,010	Mobile Telesystems-SP ADR	1,775,881
185,351	O2 Czech Republic AS	1,521,060
90,574	Orange SA	1,496,870
626,371	Spark New Zealand Ltd.	1,416,077
297,946	Telstra Corp., Ltd.	1,463,060
101,799	VTech Holdings Ltd.	1,417,085
		12,206,034
	TRANSPORTATION - 2.1%
153,453	Capital Product Partners LP	1,394,888
43,306	Martin Midstream Partners LP	1,606,653
134,679	Navios Maritime Partners LP	1,753,521
		4,755,062

	TOTAL COMMON STOCKS (Cost $140,978,079)	139,585,407

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Principal ($)		Value
	BONDS & NOTES - 38.3%
	AGRICULTURE - 0.6%
1,356,000	Vector Group Ltd., 7.750%, due 2/15/2021	$ 1,450,920

	COAL - 0.6%
1,416,000	CONSOL Energy, Inc., 8.250%, due 4/1/2020	1,469,100

	COSMETICS - PERSONAL CARE - 1.3%
1,595,000	Avon Products, Inc., 5.350% due 3/15/2020	1,491,325
1,652,000	Avon Products, Inc., 5.750% due 3/15/2023	1,495,060
		2,986,385
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,558,000	Navient Corp., 5.875%, due 10/25/2024	1,472,310

	ELECTRIC - 1.3%
1,416,000	NRG Energy, Inc., 6.250% due 5/1/2024	1,447,860
1,568,000	PPL Energy Supply LLC., 4.600%, due 12/15/2021	1,466,397
		2,914,257
	FOREST PRODUCTS & PAPER - 0.6%
1,479,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	1,425,386

	INSURANCE - 0.6%
1,393,000	Genworth Financial, Inc., 7.625% due 9/24/2021	1,476,580

	IRON & STEEL - 0.7%
1,428,000	United States Steel Corp., 7.375% due 4/1/2020	1,492,260

	MINING - 0.7%
1,529,000	AngloGold Ashanti Holdings PLC., 5.125%, due 8/1/2022	1,473,722
.
	OIL & GAS - 10.5%
1,502,000	Atwood Oceanics, Inc., 6.500%, due 2/1/2020	1,468,205
1,862,000	Berry Petroleum Co., 6.375%, due 9/15/2022	1,531,495
1,906,000	CHC Helicopter SA., 9.250%, due 10/15/2020	1,497,201
1,685,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	1,516,500
1,355,000	PBF Holding Co. LLC., 8.250%, due 2/15/2020	1,436,300
1,573,000	Petrobras Global Finance BV., 2.631%, due 3/17/2017 +	1,517,945
1,570,000	Petrobras Global Finance BV., 3.250%, due 3/17/2017 +	1,540,785
1,681,000	Petrobras Global Finance BV., 3.151%, due 3/17/2020 +	1,571,735
1,618,000	Petrobras Global Finance BV., 4.875%, due 3/17/2020	1,558,911
1,538,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	1,528,157
1,500,000	Precision Drilling Corp., 6.625%, due 11/15/2020	1,511,250
1,511,000	Rosetta Resources, Inc., 5.875%, due 6/1/2022	1,507,222
1,877,000	Seventy Seven Operating LLC., 6.625%, due 11/15/2019	1,492,215
1,503,000	Unit Corp., 6.625%, due 5/15/2021	1,442,880
1,456,000	Whiting Petroleum Corp., 5.750%, due 3/15/2021	1,476,937
1,647,000	WPX Energy, Inc., 5.250% due 9/15/2024	1,519,358
		24,117,096

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Principal ($)		Value
	OIL & GAS SERVICES - 0.6%
1,861,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	$ 1,470,190

	PIPELINES - 0.7%
1,434,000	Crestwood Midstream Partners LP., 6.125%, due 3/1/2022	1,480,605

	SOVEREIGN - 18.8%
1,350,000	Brazilian Government International Bond, 5.875%, due 1/5/2019	1,501,875
1,450,000	Brazilian Government International Bond, 4.875%, due 1/22/2021	1,549,325
1,557,000	Brazilian Government International Bond, 2.625%, due 1/5/2023	1,422,319
1,339,000	Brazilian Government International Bond, 4.250%, due 1/7/2025	1,320,395
1,450,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	1,493,500
1,065,000	Columbia Government International Bond, 8.125%, due 5/21/2024	1,412,456
1,224,000	Columbia Government International Bond, 6.125%, due 1/18/2041	1,432,080
1,390,000	Hungary Government International Bond, 4.000%, due 3/25/2019	1,450,812
1,267,000	Hungary Government International Bond, 6.250%, due 1/29/2020	1,448,834
1,260,000	Hungary Government International Bond, 6.375%, due 3/29/2021	1,467,119
1,288,000	Hungary Government International Bond, 5.375%, due 2/21/2023	1,441,233
1,006,000	Hungary Government International Bond, 7.625%, due 3/29/2041	1,446,125
1,345,000	Israel Government International Bond, 4.500%, due 1/30/2043	1,422,337
1,385,000	Mexican Government International Bond, 3.500%, due 1/21/2021	1,439,707
1,399,000	Mexican Government International Bond, 3.625%, due 3/15/2022	1,444,467
1,377,000	Mexican Government International Bond, 4.000%, due 10/2/2023	1,447,227
1,366,000	Mexican Government International Bond, 4.750%, due 3/8/2044	1,402,541
1,051,000	Panama Government International Bond, 7.125%, due 1/29/2026	1,361,045
1,010,000	Panama Government International Bond, 8.875%, due 9/30/2027	1,467,025
1,072,000	Peruvian Government International Bond, 7.350%, due 7/21/2025	1,449,880
1,169,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	1,405,723
1,141,000	Republic of Korea, 4.125%, due 6/10/2044	1,341,679
1,345,000	South Africa Government International Bond, 5.500%, due 3/9/2020	1,472,775
1,400,000	South Africa Government International Bond, 4.665%, due 1/17/2024	1,467,956
1,273,000	South Africa Government International Bond, 5.875%, due 9/16/2025	1,450,584
1,145,000	South Africa Government International Bond, 6.250%, due 3/8/2041	1,363,352
1,364,000	Turkey Government International Bond, 7.000%, due 3/11/2019	1,541,729
1,386,000	Turkey Government International Bond, 5.625%, due 3/30/2021	1,511,987
1,421,000	Turkey Government International Bond, 3.250%, due 3/23/2023	1,336,948
1,235,000	Turkey Government International Bond, 6.000%, due 1/14/2041	1,371,468
		43,084,503

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Principal ($)		Value
	TELECOMMUNICATIONS - 0.6%
1,399,000	Frontier Communications Corp., 7.125%, due 1/15/2023	$ 1,405,995

	TOTAL BONDS & NOTES (Cost $86,343,632)	87,719,309

Shares	RIGHTS - 0.0%
11,856	Cofinimmo NV/SA, Price $95, Expiration May 2015 * (Cost $19,555)	7,045

	TOTAL INVESTMENTS - 99.3% (Cost $227,341,266)(a)	$ 227,311,761
	OTHER ASSETS LESS LIABILITIES - 0.7%	1,526,427
	NET ASSETS - 100.0%	$ 228,838,188

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $230,111,988 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 7,453,201
	Unrealized Depreciation:	(10,253,428)
	Net Unrealized Depreciation:	$ (2,800,227)
(b) Principal shown in Euro currency, value shown in USD.
+ Variable rate security; the rate shown represents the rate at April 30, 2015.
* Non-income producing security.
ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2015 for the Fund’s assets and liabilities measured at fair value:
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 139,585,407	$ -	$ -	$ 139,585,407
Bonds and Notes	-	87,719,309	-	87,719,309
Rights	7,045	-	-	7,045
Total	$ 139,592,452	$ 87,719,309	$ -	$ 227,311,761

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/26/15

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/26/15